Combined Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Apr. 21, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated and Combined Statements of Comprehensive Income
Net income (loss)	$ 32,785	$ 14,450	$ 29,768	$ (35,501)	$ (5,733)	$ 36,297	$ 70,225	$ 35,222	$ (8,530)
Foreign currency translation adjustment, net of tax	(3,156)	3,805			(1,442)	356	763	511	183
Other comprehensive income (loss)	(3,156)	3,805			(1,442)	356	763	511	183
Comprehensive income (loss)	$ 29,629	$ 18,255			$ (7,175)	$ 36,653	$ 70,988	$ 35,733	$ (8,347)